SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Apr. 30, 2018
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 2,000,000	$ 2,000,000	$ 1,500,000
Common shares, authorized (in shares)	200,000,000	200,000,000	150,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common shares, issued	$ 1,194,000	$ 1,194,000
Common shares, issued (in shares)	119,391,310	119,373,064
Exercisable at end of year (in dollars per share)	$ 9.92